Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Portfolio

March 31, 2021

VIPGRWT-QTLY-0521
1.799861.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
COMMUNICATION SERVICES - 15.5%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	658,300	$37,904,631
Entertainment - 0.7%
DouYu International Holdings Ltd. ADR (b)	86,984	905,503
Take-Two Interactive Software, Inc. (b)	207,146	36,602,698
Warner Music Group Corp. Class A	518,100	17,786,373
		55,294,574
Interactive Media & Services - 13.8%
Alphabet, Inc. Class A (b)	321,498	663,096,055
Facebook, Inc. Class A (b)	747,809	220,252,185
JOYY, Inc. ADR	81,100	7,601,503
Match Group, Inc. (b)	112,317	15,430,109
Tencent Holdings Ltd.	2,189,900	174,770,565
Tongdao Liepin Group (b)	3,280,200	9,240,475
Zoominfo Technologies, Inc.	399,300	19,525,770
		1,109,916,662
Media - 0.5%
Cable One, Inc.	21,700	39,675,412

TOTAL COMMUNICATION SERVICES		1,242,791,279

CONSUMER DISCRETIONARY - 12.0%
Automobiles - 0.6%
Ferrari NV	214,800	44,953,344
XPeng, Inc. ADR (b)(c)	75,300	2,749,203
		47,702,547
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A (b)	3,525,600	47,912,904
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A (c)	24,600	4,623,324
Compass Group PLC (b)	314,700	6,358,130
Dalata Hotel Group PLC	786,300	3,895,847
Deliveroo Holdings PLC (b)	581,600	3,126,996
Flutter Entertainment PLC	157,100	33,580,428
Hilton Worldwide Holdings, Inc.	315,900	38,198,628
		89,783,353
Household Durables - 1.7%
Blu Investments LLC (d)(e)	14,533,890	4,506
D.R. Horton, Inc.	782,500	69,736,400
NVR, Inc. (b)	8,110	38,205,642
Toll Brothers, Inc.	498,200	28,262,886
		136,209,434
Internet & Direct Marketing Retail - 6.4%
Alibaba Group Holding Ltd. sponsored ADR (b)	398,800	90,419,924
Amazon.com, Inc. (b)	131,300	406,252,704
Coupang, Inc. Class A (b)(c)	68,200	3,365,670
Delivery Hero AG (a)(b)	75,800	9,822,418
Pinduoduo, Inc. ADR (b)	26,000	3,480,880
		513,341,596
Specialty Retail - 0.1%
Aritzia LP (b)	157,900	3,668,879
Ulta Beauty, Inc. (b)	10,915	3,374,591
		7,043,470
Textiles, Apparel & Luxury Goods - 1.5%
LVMH Moet Hennessy Louis Vuitton SE	115,015	76,824,455
Prada SpA (b)	4,948,800	30,905,731
Samsonite International SA (a)(b)	7,838,400	15,124,066
		122,854,252

TOTAL CONSUMER DISCRETIONARY		964,847,556

CONSUMER STAPLES - 3.2%
Beverages - 1.5%
Fever-Tree Drinks PLC	1,059	31,243
Kweichow Moutai Co. Ltd. (A Shares)	184,470	56,557,306
Monster Beverage Corp. (b)	716,700	65,284,203
		121,872,752
Household Products - 1.1%
Energizer Holdings, Inc.	926,200	43,957,452
Reckitt Benckiser Group PLC	478,410	42,822,653
		86,780,105
Tobacco - 0.6%
Altria Group, Inc.	297,000	15,194,520
Swedish Match Co. AB	460,800	35,973,577
		51,168,097

TOTAL CONSUMER STAPLES		259,820,954

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
HollyFrontier Corp.	308,900	11,052,442
Reliance Industries Ltd.	235,605	3,512,406
Reliance Industries Ltd.	3,701,488	101,361,622
		115,926,470
FINANCIALS - 5.0%
Banks - 1.4%
Comerica, Inc.	483,000	34,650,420
HDFC Bank Ltd. (b)	234,578	4,799,470
HDFC Bank Ltd. sponsored ADR (b)	397,400	30,874,006
M&T Bank Corp.	139,500	21,149,595
Metro Bank PLC (b)(c)	85,000	135,461
Wintrust Financial Corp.	269,300	20,412,940
		112,021,892
Capital Markets - 1.4%
CME Group, Inc.	369,397	75,441,949
Franklin Resources, Inc.	494,000	14,622,400
JMP Group, Inc. (b)	238,900	1,428,622
MSCI, Inc.	10,200	4,276,656
S&P Global, Inc.	11,200	3,952,144
T. Rowe Price Group, Inc.	65,000	11,154,000
		110,875,771
Consumer Finance - 0.8%
Capital One Financial Corp.	521,100	66,299,553
Insurance - 1.4%
American Financial Group, Inc.	325,100	37,093,910
American International Group, Inc.	518,400	23,955,264
Arthur J. Gallagher & Co.	281,300	35,097,801
BRP Group, Inc. (b)	123,912	3,376,602
RenaissanceRe Holdings Ltd.	82,300	13,188,575
		112,712,152

TOTAL FINANCIALS		401,909,368

HEALTH CARE - 17.8%
Biotechnology - 4.2%
ACADIA Pharmaceuticals, Inc. (b)	124,500	3,212,100
Adamas Pharmaceuticals, Inc. (b)	1,788,291	8,583,797
Affimed NV (b)	594,887	4,705,556
Alnylam Pharmaceuticals, Inc. (b)	72,500	10,236,275
Applied Therapeutics, Inc. (b)	435,900	8,175,305
Atara Biotherapeutics, Inc. (b)	410,500	5,894,780
Biogen, Inc. (b)	20,100	5,622,975
BioNTech SE ADR (b)(c)	168,230	18,369,034
CRISPR Therapeutics AG (b)(c)	91,100	11,100,535
Evelo Biosciences, Inc. (b)	60,600	648,420
Exelixis, Inc. (b)	242,400	5,475,816
Gamida Cell Ltd. (b)(c)	1,674,200	13,544,278
Hookipa Pharma, Inc. (b)	306,100	4,117,045
Innovent Biologics, Inc. (a)(b)	1,085,000	11,004,779
Insmed, Inc. (b)	953,283	32,468,819
Neurocrine Biosciences, Inc. (b)	206,000	20,033,500
Nuvation Bio Pvt, Inc.	326,843	3,073,958
Olink Holding AB ADR (b)	29,000	1,044,000
Prelude Therapeutics, Inc.	30,200	1,308,566
Regeneron Pharmaceuticals, Inc. (b)	196,500	92,972,010
Rubius Therapeutics, Inc. (b)	134,856	3,573,684
Seres Therapeutics, Inc. (b)	170,000	3,500,300
Vertex Pharmaceuticals, Inc. (b)	180,898	38,873,171
Vor Biopharma, Inc. (b)(c)	43,500	1,874,850
Vor Biopharma, Inc.	454,995	17,649,256
XOMA Corp. (b)	207,500	8,468,075
		335,530,884
Health Care Equipment & Supplies - 3.5%
Axonics Modulation Technologies, Inc. (b)	222,500	13,325,525
Danaher Corp.	278,726	62,735,648
Haemonetics Corp. (b)	309,000	34,302,090
Hologic, Inc. (b)	971,100	72,230,418
Insulet Corp. (b)	1,900	495,748
Intuitive Surgical, Inc. (b)	87,800	64,878,932
Medacta Group SA (a)(b)	14,350	1,542,570
Nevro Corp. (b)	87,600	12,220,200
Outset Medical, Inc.	56,000	3,045,840
Penumbra, Inc. (b)	61,200	16,559,496
		281,336,467
Health Care Providers & Services - 4.9%
Centene Corp. (b)	498,100	31,833,571
Cigna Corp.	66,600	16,099,884
Guardant Health, Inc. (b)	35,100	5,358,015
HealthEquity, Inc. (b)	427,700	29,083,600
UnitedHealth Group, Inc.	835,300	310,790,071
		393,165,141
Health Care Technology - 1.2%
Certara, Inc.	152,100	4,152,330
Inspire Medical Systems, Inc. (b)	169,181	35,018,775
MultiPlan Corp. (d)	1,325,724	7,357,768
MultiPlan Corp.:
warrants (b)(d)	65,630	72,152
Class A (b)(c)	315,200	1,749,360
Schrodinger, Inc. (b)(c)	93,100	7,102,599
Simulations Plus, Inc. (c)	85,000	5,375,400
Veeva Systems, Inc. Class A (b)	119,200	31,139,808
		91,968,192
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (b)	95,314	17,251,834
Berkeley Lights, Inc. (b)(c)	275,200	13,823,296
Bio-Rad Laboratories, Inc. Class A (b)	15,900	9,081,603
Bio-Techne Corp.	16,200	6,187,266
Bruker Corp.	564,300	36,273,204
Codexis, Inc. (b)	505,700	11,575,473
Nanostring Technologies, Inc. (b)	244,200	16,046,382
Sotera Health Co.	134,100	3,347,136
		113,586,194
Pharmaceuticals - 2.6%
Aclaris Therapeutics, Inc. (b)	257,100	6,478,920
AstraZeneca PLC sponsored ADR (c)	661,600	32,894,752
Eli Lilly & Co.	635,700	118,761,474
Endo International PLC (b)	2,632,100	19,503,861
Merck & Co., Inc.	270,700	20,868,263
Revance Therapeutics, Inc. (b)	442,900	12,379,055
		210,886,325

TOTAL HEALTH CARE		1,426,473,203

INDUSTRIALS - 9.2%
Aerospace & Defense - 0.9%
Airbus Group NV	281,400	31,915,645
Axon Enterprise, Inc. (b)	6,400	911,488
TransDigm Group, Inc. (b)	71,296	41,916,344
		74,743,477
Airlines - 0.8%
Ryanair Holdings PLC sponsored ADR (b)	561,200	64,538,000
Building Products - 0.6%
Builders FirstSource, Inc. (b)	441,675	20,480,470
Fortune Brands Home & Security, Inc.	256,000	24,529,920
		45,010,390
Electrical Equipment - 0.9%
Ballard Power Systems, Inc. (b)	30,600	744,804
Bloom Energy Corp. Class A (b)	153,100	4,141,355
Ceres Power Holdings PLC (b)	572,100	9,906,035
Generac Holdings, Inc. (b)	184,800	60,512,760
		75,304,954
Industrial Conglomerates - 1.6%
General Electric Co.	9,591,300	125,933,769
Machinery - 1.0%
Ingersoll Rand, Inc. (b)	1,121,700	55,198,857
Woodward, Inc.	177,200	21,375,636
		76,574,493
Professional Services - 1.6%
CACI International, Inc. Class A (b)	82,500	20,349,450
Equifax, Inc.	372,100	67,398,473
Upwork, Inc. (b)	922,874	41,317,069
		129,064,992
Road & Rail - 1.6%
Canadian Pacific Railway Ltd.	55,100	20,898,879
CSX Corp.	206,200	19,881,804
Uber Technologies, Inc. (b)	1,624,040	88,526,420
		129,307,103
Trading Companies & Distributors - 0.2%
Ferguson PLC	133,800	15,988,705

TOTAL INDUSTRIALS		736,465,883

INFORMATION TECHNOLOGY - 33.6%
Electronic Equipment & Components - 0.4%
Dolby Laboratories, Inc. Class A	194,100	19,161,552
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,744,000	12,068,023
Jabil, Inc.	10,197	531,876
Novanta, Inc. (b)	12,900	1,701,381
		33,462,832
IT Services - 2.8%
Adyen BV (a)(b)	10,000	22,314,054
Amadeus IT Holding SA Class A (b)	189,000	13,462,109
Black Knight, Inc. (b)	351,334	25,995,203
Edenred SA	2,675	139,721
MasterCard, Inc. Class A	75,800	26,988,590
MongoDB, Inc. Class A (b)(c)	176,000	47,067,680
Shopify, Inc. Class A (b)	28,200	31,133,545
Square, Inc. (b)	262,500	59,600,625
		226,701,527
Semiconductors & Semiconductor Equipment - 9.2%
Aixtron AG	699,500	15,893,383
ASML Holding NV	124,200	76,676,112
eMemory Technology, Inc.	64,000	2,002,259
Enphase Energy, Inc. (b)	170,300	27,615,848
MediaTek, Inc.	148,000	5,103,787
NVIDIA Corp.	446,400	238,346,352
NXP Semiconductors NV	384,200	77,354,828
Qualcomm, Inc.	1,703,400	225,853,806
SiTime Corp. (b)	61,500	6,063,900
SolarEdge Technologies, Inc. (b)	62,500	17,965,000
Universal Display Corp.	198,800	47,069,876
		739,945,151
Software - 15.2%
Adobe, Inc. (b)	434,300	206,453,191
Cloudflare, Inc. (b)	106,300	7,468,638
Coupa Software, Inc. (b)	16,700	4,249,816
CyberArk Software Ltd. (b)	286,900	37,107,646
Datadog, Inc. Class A (b)	13,400	1,116,756
Duck Creek Technologies, Inc. (b)(c)	7,400	334,036
Elastic NV (b)	5,300	589,360
Epic Games, Inc. (d)(e)	5,869	5,194,065
FireEye, Inc. (b)	3,427,100	67,068,347
Manhattan Associates, Inc. (b)	253,600	29,767,568
Microsoft Corp.	3,235,300	762,786,680
NICE Systems Ltd. sponsored ADR (b)	85,800	18,701,826
Palo Alto Networks, Inc. (b)	185,000	59,581,100
Rapid7, Inc. (b)	166,700	12,437,487
Volue A/S	862,200	5,240,850
		1,218,097,366
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	3,330,400	406,808,360
Samsung Electronics Co. Ltd.	1,013,450	73,591,411
		480,399,771

TOTAL INFORMATION TECHNOLOGY		2,698,606,647

MATERIALS - 1.7%
Chemicals - 1.3%
Albemarle Corp. U.S.	142,600	20,835,286
LG Chemical Ltd.	46,080	33,099,019
Sherwin-Williams Co.	66,200	48,856,262
		102,790,567
Construction Materials - 0.3%
Eagle Materials, Inc.	197,200	26,505,652
Metals & Mining - 0.1%
First Quantum Minerals Ltd.	384,400	7,325,838
MP Materials Corp. (b)(c)	74,600	2,681,870
		10,007,708

TOTAL MATERIALS		139,303,927

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Equity Residential (SBI)	126,100	9,032,543
Simon Property Group, Inc.	325,700	37,054,889
		46,087,432
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	137,500	10,877,625

TOTAL REAL ESTATE		56,965,057

TOTAL COMMON STOCKS
(Cost $4,446,057,005)		8,043,110,344

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (d)(e)	198,400	832,288
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (b)(d)(e)	181,657	5,690
MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (d)(e)	137,249	4,940,964
Series C3 (d)(e)	171,560	6,176,160
Series C4 (d)(e)	48,240	1,736,640
		12,853,764
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $11,146,953)		13,691,742

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.06% (f)	7,317,775	7,319,239
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	77,035,078	77,042,782
TOTAL MONEY MARKET FUNDS
(Cost $84,362,021)		84,362,021
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $4,541,565,979)		8,141,164,107
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(109,844,690)
NET ASSETS - 100%		$8,031,319,417

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,712,518 or 1.2% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,320,233 or 0.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E (Escrow)	8/1/14	$327,509
Blu Investments LLC	5/21/20	$25,138
ElevateBio LLC Series C	3/9/21	$832,288
Epic Games, Inc.	3/29/21	$5,194,065
Illuminated Holdings, Inc. Series C2	7/7/20	$3,431,225
Illuminated Holdings, Inc. Series C3	7/7/20	$5,146,800
Illuminated Holdings, Inc. Series C4	1/8/21	$1,736,640
MultiPlan Corp.	10/8/20	$13,125,980
MultiPlan Corp. warrants	10/8/20	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,617
Fidelity Securities Lending Cash Central Fund	252,668
Total	$254,285

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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